Interest expense	12 Months Ended
Dec. 31, 2021
Interest Expense [Abstract]
Interest expense
Note 10 – Interest expense
Interest expense consists of the following:

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
	(As adjusted)	(As adjusted)	(As adjusted)
Cash interest on debt facilities (a)	(25)	(256)	(360)
Interest on SFL leases (b)	(84)	(12)	—
Unwind of discount debt	—	(44)	(47)
Write off of discount on debt (c)	—	(86)	—

Interest expense	(109)	(398)	(407)

(a) Cash interest on debt facilities
We incur cash and
payment-in-kind
interest on our debt facilities. This is summarized in the table below.

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
	(As adjusted)	(As adjusted)	(As adjusted)
Senior credit facilities and unsecured bonds	(25)	(229)	(313)
Debt of consolidated variable interest entities	—	(27)	(47)

Cash interest	(25)	(256)	(360)

Our senior credit facilities incurred interest at LIBOR plus a margin. For periods after July 2, 2018, this margin increased by one percentage point following the emergence from the Previous Chapter 11 Proceedings. On February 7, 2021, after filing for Chapter 11, we recorded contractual interest payments against debt held as subject to compromise (“adequate protections payments”) as a reduction to debt in the Consolidation Balance sheet and not as an expense to Consolidated Statement of Operations. For further information on our bankruptcy proceedings refer to Note 4—Chapter 11 Proceedings of our Consolidated Financial Statements included herein.
(b) Interest on SFL Leases
In the fourth quarter of 2020 we deconsolidated the Ship Finance SPVs as we were no longer the primary beneficiary of the variable interest entities. Following the deconsolidation, we recognized the liability, and related interest expense, between Seadrill and the SPVs that was previously eliminated on consolidation.
(c) Write off of discount on debt
In September 2020 and December 2020, there were
non-payments
of interest on our secured credit facilities that constituted an event of cross-default. The event of default resulted in the expense of unamortized debt discount of $86 million in 2020.